Subsequent Events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 12—Subsequent Events

In July 2025, the Company’s headquarters lease was extended, resulting in an increased lease liability of approximately €9.0 million and a corresponding addition to the right-of-use assets presented as part or property, plant and equipment.

No other events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.